Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.65%
Corporate Revenue Bonds — 6.37%
Allegheny County Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$ 2,655,380
5.125% 5/1/30	750,000	762,210
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,059,176
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	3,974,600
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,497,430
		24,948,796
Education Revenue Bonds — 12.46%
Allegheny County Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	1,420,620
Bucks County Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,540,825
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,161,079
Series A 5.00% 12/15/51	770,000	765,365
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,150,000	1,072,455
4.00% 12/1/51	2,635,000	2,446,703
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,013,080
5.00% 10/1/39	1,250,000	1,260,075
5.00% 10/1/44	1,000,000	1,003,050

(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,088,472
NQ-007 [11/22] 01/23 (2679867)    1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing Program)
Series TT1 4.00% 5/1/41	475,000	$ 409,858
Series TT1 5.00% 5/1/47	475,000	462,674
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	1,300,000	1,211,522
Huntingdon County General Authority Revenue
(AICUP Financing Program - Juniata College Project) Series TT3 5.00% 10/1/51	2,500,000	2,517,650
Montgomery County Higher Education and Health Authority
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,406,900
(Arcadia University) 5.75% 4/1/40	2,000,000	2,030,140
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	994,760
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,202,501
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	2,222,980
Philadelphia Authority for Industrial Development Revenue
(Temple University) 5.50% 11/1/60	6,000,000	6,234,120
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,870,000	2,988,818
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,270,000	1,269,911
Series A 5.625% 6/15/42	3,000,000	2,858,220

(Tacony Academy Charter School Project) Series A-1 7.00% 6/15/43	1,535,000	1,557,749
(Tacony Academy Charter School Project) Series A-1 6.75% 6/15/33	1,020,000	1,036,065
2    NQ-007 [11/22] 01/23 (2679867)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	$ 2,083,920
Upper Dauphin Industrial Development Authority
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,308,325
Series B 144A 6.00% 7/1/29 #	235,000	225,955
		48,793,792
Electric Revenue Bonds — 2.85%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	1,950,000	1,876,368
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,020,740
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,292,005
Guam Power Authority
(Forward Delivery)
Series A 5.00% 10/1/34	2,350,000	2,467,853
Series A 5.00% 10/1/35	680,000	710,865
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	821,400
Series A 5.05% 7/1/42 ‡	400,000	295,000
Series WW 5.25% 7/1/33 ‡	1,055,000	783,338
Series WW 5.50% 7/1/38 ‡	1,190,000	888,037
		11,155,606
Healthcare Revenue Bonds — 31.94%
Allegheny County Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,228,797
Series A 5.00% 4/1/47	11,830,000	11,979,058
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,094,299
Series A 4.00% 7/15/39	2,000,000	1,921,720
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	409,277
5.00% 5/15/43	500,000	482,600
5.00% 5/15/48	1,000,000	944,980
Series A 5.00% 5/15/37	1,365,000	1,351,118
Series A 5.00% 5/15/42	500,000	472,690
NQ-007 [11/22] 01/23 (2679867)    3

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/47	600,000	$ 560,670
Series C 5.00% 5/15/42	1,000,000	969,730
Series C 5.00% 5/15/47	1,000,000	947,320
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	2,198,640
4.00% 8/15/50	3,000,000	2,612,130
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,617,233
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,294,020
Chester County Health and Education Facilities Authority
(Main Line Health System) Series A 4.00% 9/1/50	1,750,000	1,612,275
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,727,420
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	995,000	1,003,159
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,661,600
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	1,721,660
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,075,350
Series A-2 5.00% 2/15/39	1,150,000	1,175,576
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	440,000	421,894
5.25% 7/1/35	250,000	244,365
5.50% 7/1/45	1,000,000	952,780

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,876,400
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,031,530
5.00% 11/1/36	510,000	524,601
4    NQ-007 [11/22] 01/23 (2679867)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(Masonic Villages Project)
5.00% 11/1/37	250,000	$ 256,745
Lehigh County General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	11,105,000	10,004,050
Maxatawny Township Municipal Authority
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,764,660
Monroe County Hospital Authority Revenue
(Pocono Medical Center) 5.00% 7/1/41	1,000,000	1,009,650
Monroeville Finance Authority
Series B 4.00% 2/15/41	2,100,000	1,966,083
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,212,975
Series B 4.00% 5/1/47	4,000,000	3,575,240
Series B 4.00% 5/1/56	7,500,000	6,469,950

(Thomas Jefferson Unversity) Series B 4.00% 5/1/52	1,000,000	871,050
Montgomery County Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,479,360
(Germantown Academy Project) 4.00% 10/1/51	1,430,000	1,137,279
(Waverly Heights Project)
5.00% 12/1/44	500,000	512,485
5.00% 12/1/49	1,250,000	1,273,950

(Whitemarsh Continuing Care Retirement Community Project) 4.00% 1/1/25	330,000	323,225
(Whitemarsh Continuing Care)
5.375% 1/1/50	4,000,000	3,707,400
Series A 5.375% 1/1/51	1,500,000	1,386,735
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,458,995
NQ-007 [11/22] 01/23 (2679867)    5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northampton County Industrial Development Authority
(Morningstar Senior Living, Inc.) Project 5.00% 11/1/44	1,000,000	$ 890,060
Pennsylvania Economic Development Financing Authority
(University of Pittsburgh Medical Center) Series A 4.00% 2/1/40	265,000	251,689
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	271,700
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,052,000
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,855,968
Series A 5.00% 7/1/43	1,265,000	1,268,871
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,035,550
Series A 5.25% 9/1/50	2,500,000	2,530,675

(University of Pennsylvania Health System) Series A 4.00% 8/15/42	4,000,000	3,946,480
Philadelphia Authority for Industrial Development Revenue
(Children's Hospital of Philadelphia Project) 5.00% 7/1/34	2,500,000	2,652,050
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,514,200
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,065,000
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project) Series A 5.00% 8/15/40	2,245,000	2,270,458
		125,127,425
Lease Revenue Bonds — 1.15%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	513,435
6    NQ-007 [11/22] 01/23 (2679867)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	$ 1,338,025
5.00% 4/1/38	1,000,000	1,067,600
5.00% 4/1/39	1,500,000	1,599,390
		4,518,450
Local General Obligation Bonds — 3.93%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	4,859,616
City of Philadelphia
5.00% 8/1/41	1,260,000	1,328,267
Series A 5.00% 8/1/37	1,750,000	1,846,337
Marple Newtown School District
3.00% 6/1/40	3,740,000	3,130,006
Philadelphia School District
Series F 5.00% 9/1/38	1,995,000	2,056,207
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	300,956
2.00% 10/15/29 (AGM)	700,000	640,185
2.00% 10/15/30 (AGM)	190,000	170,016
Township of Lower Paxton
Series A 4.00% 4/1/50	1,100,000	1,054,669
		15,386,259
Pre-Refunded/Escrowed to Maturity Bonds — 2.09%
City of Philadelphia
Series A 5.25% 7/15/29-24 §	2,500,000	2,574,200
Cumberland County Municipal Authority Revenue
5.00% 1/1/38-25 §	195,000	204,048
(Diakon Lutheran Social Ministries) 5.00% 1/1/38-25 §	810,000	847,584
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39-23 §	1,625,000	1,651,179
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	2,825,000	2,911,332
Philadelphia School District
Series F 5.00% 9/1/38-26 §	5,000	5,409
		8,193,752
NQ-007 [11/22] 01/23 (2679867)    7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 20.39%
Allentown Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/42	2,000,000	$ 1,961,140
(City Center Project) 144A 5.25% 5/1/42 #	4,500,000	4,180,500
(Forward Delivery)
5.00% 5/1/25	500,000	515,690
5.00% 5/1/26	500,000	519,410
5.00% 5/1/27	550,000	574,354
5.00% 5/1/29	600,000	629,340
5.00% 5/1/31	670,000	701,832
5.00% 5/1/34	750,000	771,487
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	900,000	847,134
Commonwealth of Puerto Rico
2.297% 11/1/51 •	7,100,738	2,520,762
2.909% 11/1/43 •	11,308,420	5,159,467
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	21,727,807	18,197,038
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	5,040,000	5,082,437
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,805,000	1,826,010
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	7,271,225
Series A-1 5.00% 7/1/58	12,510,000	11,869,613
Series A-1 5.214% 7/1/51 ^	17,409,000	3,275,677
Series A-1 5.382% 7/1/46 ^	29,660,000	7,474,913
Series A-2 4.329% 7/1/40	3,701,000	3,352,810
Series A-2 4.329% 7/1/40	1,449,000	1,312,678
Series A-2 4.536% 7/1/53	1,000,000	872,480
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	970,870
		79,886,867
8    NQ-007 [11/22] 01/23 (2679867)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 1.41%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	$ 1,013,810
5.00% 9/15/26	2,000,000	2,163,080
Series D 4.00% 8/15/34	1,370,000	1,392,591
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	1,169,072	939,607
		5,509,088
Transportation Revenue Bonds — 15.16%
Allegheny County Airport Authority Revenue
(Pittsburgh International Airport) Series A 5.00% 1/1/56 (AMT)	3,000,000	3,042,570
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	5,205,250
Pennsylvania Economic Development Financing Authority
5.52% 1/1/46 ^	1,885,000	558,808
5.54% 1/1/47 ^	2,050,000	573,795
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,051,635
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	2,144,589
Pennsylvania State Turnpike Commission Oil Franchise Tax Senior Revenue
Series A 5.00% 12/1/46	2,750,000	2,915,962
Pennsylvania State Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,253,150
Series A 5.00% 12/1/23	2,450,000	2,507,575
Series A 5.00% 12/1/44	2,000,000	2,123,520
Series A 5.00% 12/1/49	1,000,000	1,041,270
Series A-1 5.00% 12/1/45	1,000,000	1,018,310
Series A-2 5.00% 12/1/43	225,000	235,876
Series C 5.00% 12/1/44	2,500,000	2,542,225
Subordinate Series A 4.00% 12/1/50	1,000,000	885,680
Subordinate Series B 4.00% 12/1/51	1,200,000	1,071,312
Philadelphia Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,824,219
Series A 4.00% 7/1/33	11,420,000	11,587,189
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,031,860
NQ-007 [11/22] 01/23 (2679867)    9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	$ 10,900,800
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	826,744
5.00% 1/1/38 (AMT)	1,000,000	1,023,790
		59,366,129
Water & Sewer Revenue Bonds — 0.90%
Allegheny County Sanitary Authority
5.00% 6/1/53	1,750,000	1,859,340
Pennsylvania Economic Development Financing Authority
(Pennsylvania-American Water Company Project) 3.00% 4/1/39	2,000,000	1,657,720
		3,517,060
Total Municipal Bonds (cost $404,243,594)		386,403,224
Total Value of Securities—98.65% (cost $404,243,594)		386,403,224

Receivables and Other Assets Net of Liabilities—1.35%		5,300,179
Net Assets Applicable to 54,966,380 Shares Outstanding—100.00%		$391,703,403
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $9,885,614, which represents 2.52% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
10    NQ-007 [11/22] 01/23 (2679867)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
NQ-007 [11/22] 01/23 (2679867)    11